Note 10 - Unaudited Pro Forma Combined Financial Information	12 Months Ended
Dec. 31, 2011
Subsequent Event, Pro Forma Business Combinations [Text Block]
Note 10 – Unaudited Pro Forma Combined Financial Information

The following unaudited pro forma condensed combined statements of operations are presented to illustrate the estimated effects of the Rogue Paper Acquisition Agreement. The unaudited pro forma condensed combined statements of operations were prepared using the historical statements of operations of the Company and the historical statements of operations of Rogue Paper. The unaudited pro forma condensed combined statements of operations should be read in conjunction with the Company's audited statement of operations for the year ended December 31, 2011.

The unaudited pro forma condensed combined statement of operations for the year ended December 31, 2010 assumes that the Rogue Paper Agreement was consummated at February 17, 2010 (date of Inception of Rogue Paper).

UNAUDITED PRO FORMA CONDENSED COMBINED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011 (UNAUDITED)

		East Coast
		Diversified
		Corporation	Rogue Paper, Inc.	Pro Forma
		Historical	Historical	Adjustments	Ref	Combined
			(1)

	Revenues	$612,482	$457,410	$-		$1,069,892

	Operating expenses:
	Cost of revenues	300,848	308,392			609,240
	Selling general and administrative expenses	2,216,920	247,708			2,464,628

	Total Operating expenses	2,517,768	556,100	-		3,073,868

	Loss from operations	(1,905,286)	(98,690)	-		(2,003,976)

	Other income (expense)	(462,719)	-	-		(462,719)

	Loss before income taxes	(2,368,005)	(98,690)	-		(2,466,695)

	Income tax expense (benefit)	-	-	-		-

	Loss before noncontrolling interest	(2,368,005)	(98,690)	-		(2,466,695)

	Loss attributable to noncontrolling interest	(51,832)	-	(48,358)	(2)	(100,190)

	Net loss	$(2,316,173)	$(98,690)	$48,358		$(2,366,505)

	Preferred stock dividends	-	-	-		-

	Net loss per share;
	Basic and diluted	$(0.01)	$(0.05)			$(0.01)

	Weighted average number of shares:
	Basic and diluted	184,066,678	2,021,714	(2,021,714)	(3)	184,066,678

(1)	Represents unaudited results of operations of Rogue Paper, Inc. from January 1, 2011 to October 23, 2011.

(2)	Represents noncontrolling interests in the net loss of Rogue Paper, Inc. for the period from January 1, 2011 to October 23, 2011 as if Rogue Paper, Inc. was acquired as of January 1, 2011.

(3)	The adjustment to weighted average number of common shares outstanding reflects the change necessary to calculate shares outstanding as if Rogue Paper, Inc. was acquired on January 1, 2011.

UNAUDITED PRO FORMA CONDENSED COMBINED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010 (UNAUDITED)

		East Coast
		Diversified
		Corporation	Rogue Paper, Inc.	Pro Forma
		Historical	Historical	Adjustments	Ref	Combined
			(1)

	Revenues	$129,248	$83,364	$-		$212,612

	Operating expenses:
	Cost of revenues	81,573	50,280			131,853
	Selling general and administrative expenses	2,404,804	113,457			2,518,261

	Total Operating expenses	2,486,377	163,737	-		2,650,114

	Loss from operations	(2,357,129)	(80,373)	-		(2,437,502)

	Other income (expense)	(252,270)	-	-		(252,270)

	Loss before income taxes	(2,609,399)	(80,373)	-		(2,689,772)

	Income tax expense (benefit)	-	-	-		-

	Loss before noncontrolling interest	(2,609,399)	(80,373)	-		(2,689,772)

	Loss attributable to noncontrolling interest	(112,507)	-	(39,383)	(2)	(151,890)

	Net loss	$(2,496,892)	$(80,373)	$39,383		$(2,537,882)

	Net loss per share;
	Basic and diluted	$(0.03)	$(0.05)			$(0.03)

	Weighted average number of shares:
	Basic and diluted	77,118,976	1,597,484	(1,597,484)	(3)	77,118,976

(1)	Represents audited results of operations of Rogue Paper, Inc. from February 17, 2010 (Inception) to December 31, 2010.

(2)
Represents noncontrolling interests in the net loss of Rogue Paper, Inc. for the period from February 17, 2010 (Inception) to December 31, 2010 as if Rogue Paper, Inc.was acquired as of February 17, 2010.

(3)	The adjustment to weighted average number of common shares outstanding reflects the change necessary to calculate shares outstanding as if Rogue Paper, Inc. was acquired on February 17, 2010.